28. OPERATING SEGMENTS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue from external customers	$ 643,784,687	$ 658,447,621	$ 636,194,074
Depreciation included in cost of sales and administrative expenses	23,245,867	21,396,547	21,311,957
Amortization	1,108,762	1,119,655	1,098,051
Income before taxes	63,710,208	66,072,007	66,880,480
Segment assets	1,056,826,587	1,015,838,586	982,687,472
Segment liabilities	505,593,351	498,131,966	528,351,924
Interest and other finance income	570,531	970,651	621,644
Interest expenses and other finance expense	9,985,677	10,305,449	10,034,845
Income taxes	13,719,788	17,542,419	16,518,092
Amounts of additions of non-current assets	50,810,141	47,289,147	22,344,936
Investment in associates	21,819,709	23,433,439	23,602,244
Equity in earnings of associates	3,254,601	4,511,072	5,324,722
Cash flows from (used in) operating activities	19,997,274	43,867,659	62,427,212
Cash flows from (used in) investing activities	(51,433,175)	(30,237,057)	(20,585,284)
Cash flows from (used in) financing activities	16,311,089	5,792,952	(42,117,408)
Total	(15,124,812)	19,423,554	(275,480)
Wine in bulk
Disclosure of operating segments [line items]
Revenue from external customers	585,509,205	600,004,065	580,859,865
Depreciation included in cost of sales and administrative expenses	23,242,536	21,392,619	21,307,390
Amortization	428,176	439,454	279,615
Income before taxes	60,832,794	65,203,456	56,906,677
Segment assets	1,010,492,430	982,795,950	940,499,904
Segment liabilities	113,722,914	117,287,107	102,207,224
Interest and other finance income	570,531	970,651	621,644
Interest expenses and other finance expense	0	0	0
Income taxes	0	0	0
Amounts of additions of non-current assets	50,798,473	47,285,292	22,336,244
Investment in associates	21,819,709	20,670,689	21,041,180
Equity in earnings of associates	3,066,948	4,319,139	5,228,569
Cash flows from (used in) operating activities	18,177,523	39,571,364	56,996,045
Cash flows from (used in) investing activities	(46,752,756)	(27,150,609)	(18,794,364)
Cash flows from (used in) financing activities	14,826,780	5,278,772	(38,453,193)
Total	(13,748,453)	17,699,527	(251,512)
Other Segment
Disclosure of operating segments [line items]
Revenue from external customers	58,275,482	58,443,556	55,031,972
Depreciation included in cost of sales and administrative expenses	3,331	3,928	4,567
Amortization	0	0	0
Income before taxes	2,877,414	868,551	9,647,816
Segment assets	14,527,037	11,007,244	11,494,631
Segment liabilities	6,932,902	7,879,284	9,883,743
Interest and other finance income	0	0	0
Interest expenses and other finance expense	0	0	0
Income taxes	0	0	0
Amounts of additions of non-current assets	11,668	3,855	8,692
Investment in associates	0	2,762,750	2,561,064
Equity in earnings of associates	187,653	191,933	96,153
Cash flows from (used in) operating activities	1,819,751	4,296,295	5,406,196
Cash flows from (used in) investing activities	(4,680,419)	(3,086,448)	(1,782,686)
Cash flows from (used in) financing activities	1,484,309	514,180	(3,647,366)
Total	(1,376,359)	1,724,027	(23,856)
Not assigned
Disclosure of operating segments [line items]
Revenue from external customers	0	0	302,237
Depreciation included in cost of sales and administrative expenses	0	0	0
Amortization	680,586	680,201	818,436
Income before taxes	0	0	325,987
Segment assets	31,807,120	22,035,392	30,692,937
Segment liabilities	384,937,535	372,965,575	416,260,957
Interest and other finance income	0	0	0
Interest expenses and other finance expense	9,985,677	10,305,449	10,034,845
Income taxes	13,719,788	17,542,419	16,518,092
Amounts of additions of non-current assets	0	0	0
Investment in associates	0	0	0
Equity in earnings of associates	0	0	0
Cash flows from (used in) operating activities	0	0	24,971
Cash flows from (used in) investing activities	0	0	(8,234)
Cash flows from (used in) financing activities	0	0	(16,849)
Total	$ 0	$ 0	$ (112)